ORDINARY SHARES (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Jul. 05, 2021	Dec. 31, 2021	Dec. 31, 2023
ORDINARY SHARES
Par value per share			$ 0.0001
Amount of authorized share capital			$ 50
Shares authorized			500,000,000
Nortye Talent Limited
ORDINARY SHARES
Number of shares issued		9,000,000
Nortye International Limited
ORDINARY SHARES
Number of shares issued		6,000,000
Adlai Share Incentive Plan | Nortye Talent Limited
ORDINARY SHARES
Number of shares issued	9,000,000
Adlai Share Incentive Plan | Nortye International Limited
ORDINARY SHARES
Number of shares issued	6,000,000
Ordinary shares
ORDINARY SHARES
Shares authorized			442,456,586